LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Quantitative Information About Right of Use Assets	The following table presents the changes in the carrying amount of the right-of-use assets during the years ended December 31, 2025 and 2024:

	Note	2025	2024
Balance – beginning of year		$121,669	$69,038
Acquired in Calibre Acquisition	5(a)	16,609	—
Additions		48,386	59,799
Disposals and transfers		(25,365)	(7,122)
Depreciation		(32,157)	(21,555)
Reclassified to assets held for sale		(15,478)	—
Acquired in Greenstone Acquisition	5(c)	—	21,509
Balance – end of year		$113,664	$121,669
19.    LEASES (CONTINUED)

Schedule of Lease Liabilities
The following is a reconciliation of the changes in the carrying amount of the Company’s lease liabilities during the years ended December 31, 2025 and 2024 to cash flows arising from financing activities:

	Note	2025	2024
Balance – beginning of year		$80,366	$46,728
Financing cash flows:
Lease payments		(39,887)	(29,494)
Other changes:
Assumed on Calibre Acquisition	5(a)	16,966	—
Additions		48,386	52,739
Disposals		(1,632)	(7,593)
Interest expense		8,484	4,868
Foreign exchange		2,854	(4,753)
Reclassified to liabilities relating to assets held for sale		(16,583)	—
Assumed on Greenstone Acquisition	5(c)	—	17,871
Balance – end of year		$98,954	$80,366
The carrying amount of lease liabilities at December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
Classified and presented as:
Current(1)	$25,263	$19,833
Non-current(2)	73,691	60,533
	$98,954	$80,366
(1)    Included in other current liabilities.
(2) Included in other non-current liabilities.
Schedule of Additional amounts recognized in the consolidated statements of (loss) income and cash flows
In addition to the amounts disclosed in notes 19(a) and 19(b), the Company recognized the following amounts in the consolidated statements of income and cash flows relating to leases of continuing operations during the years ended December 31, 2025 and 2024:

	2025	2024
Expense and cash flow relating to variable payments not included in the measurement of lease liabilities	$7,510	$35,176
Expense and cash flow relating to short-term and low-value leases	22,402	3,787